Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Jan. 31, 2026
Leases
Operating lease cost	$ 1,005	$ 998	$ 1,994	$ 1,957
Short-term lease cost	69	152	134	289
Total operating lease cost	1,074	1,150	2,128	2,246
Operating cash outflows from operating leases included in measurement of lease liabilities	1,083	1,114	2,156	2,133
New right-of-use assets obtained in exchange for lease obligations	$ 527	$ 1,065	$ 1,279	$ 1,455
Weighted average remaining lease term (years)	2 years 8 months 12 days		2 years 8 months 12 days		2 years 8 months 12 days
Weighted average discount rate (%)	5.00%		5.00%		5.20%